EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated January 15, 2016, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-16-090150) to the definitive versions of the Registrant’s Prospectuses regarding the Class A, Class I and Class Y Shares of the Small Cap, Small Cap Value and Small Cap Growth Funds, dated January 31, 2015, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 28, 2015 (SEC Accession No. 0001104659-15-005089).